Goodwill - Disclosure of detailed information about key assumptions for the CGU's (Details) - $ / ounce	Dec. 31, 2020	Dec. 31, 2019
Statements Line Items
Post-tax real discount rate	3.50%	4.10%
Long-term gold price [Member]
Statements Line Items
Gold price per ounce	1,600	1,400
Long-term silver price [Member]
Statements Line Items
Silver price per ounce	20	18